UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10071

Oppenheimer Discovery Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 30, 2015* Unaudited

	Shares	Value
Common Stocks—95.9%
Consumer Discretionary—21.3%
Auto Components—0.7%
Delphi Automotive plc	48,840	$3,356,773
Hotels, Restaurants & Leisure—5.5%
Chipotle Mexican Grill, Inc., Cl. A1	13,620	9,668,021
Domino’s Pizza, Inc.	72,450	7,176,172
Marriott International, Inc., Cl. A	122,210	9,104,645

		25,948,838
Household Durables—1.3%
Harman International Industries, Inc.	46,150	5,982,425
Leisure Products—1.0%
Polaris Industries, Inc.	33,630	4,862,562
Multiline Retail—1.8%
Dollar Tree, Inc.[1]	116,500	8,283,150
Specialty Retail—7.6%
L Brands, Inc.	79,860	6,758,552
O’Reilly Automotive, Inc.[1]	54,610	10,231,730
Ross Stores, Inc.	76,510	7,016,732
Tractor Supply Co.	77,390	6,281,746
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	38,000	5,013,720

		35,302,480
Textiles, Apparel & Luxury Goods—3.4%
Hanesbrands, Inc.	76,452	8,515,224
Under Armour, Inc., Cl. A1	99,430	7,166,914

		15,682,138
Consumer Staples—7.1%
Beverages—2.0%
Constellation Brands, Inc., Cl. A1	54,570	6,027,256
Monster Beverage Corp.[1]	29,570	3,458,212

		9,485,468

	Shares	Value
Food & Staples Retailing—0.3%
Kroger Co. (The)	17,230	$1,189,732
Food Products—4.8%
Hain Celestial Group, Inc. (The)[1]	76,580	4,041,126
Hormel Foods Corp.	91,680	4,695,849
Keurig Green Mountain, Inc.	36,810	4,511,434
Mead Johnson Nutrition Co., Cl. A	59,300	5,840,457
WhiteWave Foods Co. (The), Cl. A1	108,080	3,563,398

		22,652,264
Energy—1.2%
Oil, Gas & Consumable Fuels—1.2%
Concho Resources, Inc.[1]	25,450	2,821,132
Memorial Resource Development Corp.[1]	95,764	1,833,881
Range Resources Corp.	18,880	873,578

		5,528,591
Financials—7.1%
Capital Markets—2.4%
Affiliated Managers Group, Inc.[1]	18,130	3,726,077
Lazard Ltd., Cl. A	64,000	2,931,200
Raymond James Financial, Inc.	44,430	2,337,907
TD Ameritrade Holding Corp.	68,230	2,209,970

		11,205,154
Commercial Banks—1.8%
Signature Bank[1]	44,150	5,171,289
SVB Financial Group[1]	29,470	3,327,163

		8,498,452
Diversified Financial Services—1.2%
CBOE Holdings, Inc.	35,090	2,262,252
Moody’s Corp.	37,652	3,438,757

		5,701,009

1  OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs)—0.7%
Host Hotels & Resorts, Inc.	150,120	$3,436,247
Real Estate Management & Development— 1.0%
CBRE Group, Inc., Cl. A1	137,967	4,461,853
Health Care—17.0%
Biotechnology—2.9%
Alnylam Pharmaceuticals, Inc.[1]	23,930	2,245,352
Incyte Corp.[1]	32,590	2,597,749
Medivation, Inc.[1]	32,410	3,526,856
Vertex Pharmaceuticals, Inc.[1]	45,270	4,986,038

		13,355,995
Health Care Equipment & Supplies—4.3%
Align Technology, Inc.[1]	19,570	1,038,189
Cooper Cos., Inc. (The)	15,050	2,372,633
DexCom, Inc.[1]	64,930	3,881,515
Edwards Lifesciences Corp.[1]	58,320	7,310,412
IDEXX Laboratories, Inc.[1]	14,840	2,350,953
STERIS Corp.	50,170	3,272,087

		20,225,789
Health Care Providers & Services—5.9%
AmerisourceBergen Corp., Cl. A	79,010	7,509,900
Centene Corp.[1]	60,680	6,623,829
Team Health Holdings, Inc.[1]	45,880	2,371,996
Universal Health Services, Inc., Cl. B	51,040	5,233,131
VCA, Inc.[1]	112,830	5,878,443

		27,617,299
Health Care Technology—1.2%
Cerner Corp.[1]	83,050	5,510,368
Life Sciences Tools & Services—1.3%
Illumina, Inc.[1]	31,405	6,129,942

	Shares	Value
Pharmaceuticals—1.4%
Akorn, Inc.[1]	67,580	$2,877,556
Jazz Pharmaceuticals plc[1]	22,600	3,827,084

		6,704,640
Industrials—15.6%
Airlines—2.0%
Southwest Airlines Co.	153,280	6,925,191
Spirit Airlines, Inc.[1]	32,880	2,437,723

		9,362,914
Building Products—2.3%
A.O. Smith Corp.	93,000	5,525,130
Lennox International, Inc.	51,340	5,047,235

		10,572,365
Electrical Equipment—1.4%
Acuity Brands, Inc.	43,470	6,515,718
Industrial Conglomerates—1.0%
Carlisle Cos., Inc.	53,350	4,784,428
Machinery—4.8%
Middleby Corp. (The)[1]	73,590	6,992,522
Snap-on, Inc.	56,370	7,480,863
Wabtec Corp.	94,990	7,926,915

		22,400,300
Professional Services—1.5%
Robert Half International, Inc.	123,990	7,198,859
Road & Rail—1.4%
Old Dominion Freight Line, Inc.[1]	90,910	6,374,609
Trading Companies & Distributors—1.2%
HD Supply Holdings, Inc.[1]	200,380	5,776,956
Information Technology—20.4%
Communications Equipment—2.6%
F5 Networks, Inc.[1]	36,770	4,104,268
Palo Alto Networks, Inc.[1]	64,390	8,138,252

		12,242,520

2  OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Electronic Equipment, Instruments, & Components—1.1%
Amphenol Corp., Cl. A	91,354	$4,906,623
Internet Software & Services—2.7%
CoStar Group, Inc.[1]	33,690	6,216,142
LendingClub Corp.[1]	58,640	1,100,673
LinkedIn Corp., Cl. A1	22,810	5,126,319

		12,443,134
IT Services—1.8%
Fiserv, Inc.[1]	65,950	4,783,354
Gartner, Inc.[1]	44,810	3,773,898

		8,557,252
Semiconductors & Semiconductor Equipment—5.7%
Applied Materials, Inc.	150,350	3,433,994
Avago Technologies Ltd., Cl. A	58,870	6,056,546
Lam Research Corp.	88,260	6,746,594
NXP Semiconductors NV1	76,250	6,049,675
Skyworks Solutions, Inc.	49,490	4,110,144

		26,396,953
Software—6.5%
Electronic Arts, Inc.[1]	92,140	5,054,800
Mobileye NV1	36,760	1,447,976
NetSuite, Inc.[1]	51,675	5,086,370
ServiceNow, Inc.[1]	90,160	6,572,664
Tableau Software, Inc., Cl. A1	56,920	4,596,859
Ultimate Software Group, Inc. (The)[1]	35,150	5,202,552
Workday, Inc., Cl. A1	31,460	2,499,812

		30,461,033
Materials—3.7%
Chemicals—2.0%
Sherwin-Williams Co. (The)	33,950	9,209,616

	Shares	Value
Construction Materials—0.8%
Vulcan Materials Co.	55,480	$3,911,895
Containers & Packaging—0.9%
Crown Holdings, Inc.[1]	48,390	2,144,161
Sealed Air Corp.	55,010	2,227,905

		4,372,066
Telecommunication Services—2.5%
Wireless Telecommunication Services—2.5%
SBA Communications Corp., Cl. A1	98,220	11,462,274

Total Common Stocks (Cost $346,216,974)		448,070,684
Investment Company—3.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[2,3] (Cost $15,745,109)	15,745,109	15,745,109
Total Investments, at Value (Cost $361,962,083)	99.3%	463,815,793
Net Other Assets (Liabilities)	0.7	3,126,029

Net Assets	100.0%	$466,941,822

3  OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

*January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended January 30, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares January 30, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	15,491,799	52,485,428	52,232,118	15,745,109

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$15,745,109	$2,849

3. Rate shown is the 7-day yield as of January 30, 2015.

4  OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS January 30, 2015 Unaudited

1. Organization

Oppenheimer Discovery Mid Cap Growth Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when

5  OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and

6  OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of January 30, 2015 based on valuation input level:

7  OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$99,418,366	$—	$—	$99,418,366
Consumer Staples	33,327,464	—	—	33,327,464
Energy	5,528,591	—	—	5,528,591
Financials	33,302,715	—	—	33,302,715
Health Care	79,544,033	—	—	79,544,033
Industrials	72,986,149	—	—	72,986,149
Information Technology	95,007,515	—	—	95,007,515
Materials	17,493,577	—	—	17,493,577
Telecommunication Services	11,462,274	—	—	11,462,274
Investment Company	15,745,109	—	—	15,745,109

Total Assets	$463,815,793	$—	$—	$463,815,793

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers,

8  OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$362,996,572

Gross unrealized appreciation	$103,433,192
Gross unrealized depreciation	(2,613,971)

Net unrealized appreciation	$100,819,221

9  OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Mid Cap Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	3/9/2015